Employee Benefit Plans (Components Of Net Pension (Expense) Income) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Retirement Benefits [Abstract]
Service cost	$ (5.1)	$ (4.0)	$ (3.9)
Interest cost	(7.2)	(8.5)	(8.0)
Expected return on plan assets	11.9	11.3	11.9
Recognized net actuarial loss	(4.0)	(2.9)	(2.6)
Prior service cost	0.4	(1.7)	0.0
Net pension expense	$ (4.0)	$ (5.8)	$ (2.6)
Weighted average assumptions for pension costs:
Discount rate used in net pension costs	2.80%	3.90%	3.40%
Rate of compensation increase used in pension costs	3.40%	3.00%	3.00%
Expected return on plan assets	6.10%	6.40%	6.40%
Weighted average assumptions for benefit obligation:
Discount rate used in benefit obligation	2.10%	2.80%	3.90%
Rate of compensation increase used in benefit obligation	3.50%	3.40%	3.00%